Organization and nature of operations	12 Months Ended
Dec. 31, 2022
Organization and nature of operations
Organization and nature of operations
1.	Organization and nature of operations

Granite Ridge Resources, Inc. (together with its consolidated subsidiaries, “Granite Ridge” the “Company” or the “Successor”) is a Delaware corporation, initially formed in May 2022, whose common stock and warrants are listed and traded on the New York Stock Exchange (“NYSE”). The Company was created for the purpose of the Business Combination (as defined below), and following the Business Combination, for the purpose of purchasing non-operated oil and natural gas assets in multiple basins in North America and realizing profits through participation in oil and natural gas wells.

On October 24, 2022, the Business Combination closed and was accounted for as a reverse recapitalization and Grey Rock Energy Fund III (as defined below) was determined to be the accounting acquirer and Predecessor (as defined below). Unless otherwise indicated, for the periods prior to October 24, 2022, (i) the historical financial data in this Annual Report on Form 10-K and (ii) the operating and other non-financial data, disclosed in “Part II – Management’s Discussion and Analysis of Financial Condition and Results of Operations” (collectively the “Financial Statement Sections”) reflect the combined business and operations of the Funds (as defined below).

Business Combination

On October 24, 2022 (the “Closing Date”), Granite Ridge and Executive Network Partnering Corporation, a Delaware corporation (“ENPC”) consummated the Business Combination pursuant to the terms of the Business Combination Agreement, dated as of May 16, 2022 (the “Business Combination Agreement”), by and among ENPC, Granite Ridge, ENPC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of Granite Ridge (“ENPC Merger Sub”), GREP Merger Sub, LLC, a Delaware limited liability company and a wholly-owned subsidiary of Granite Ridge (“GREP Merger Sub”), and Granite Ridge Holdings, LLC, a Delaware limited liability company formerly known as GREP Holdings, LLC (“GREP”).

Pursuant to the Business Combination Agreement, on the Closing Date, (i) ENPC Merger Sub merged with and into ENPC (the “ENPC Merger”), with ENPC surviving the ENPC Merger as a wholly-owned subsidiary of Granite Ridge and (ii) GREP Merger Sub merged with and into GREP (the “GREP Merger,” and together with the ENPC Merger, the “Mergers”), with GREP surviving the GREP Merger as a wholly-owned subsidiary of Granite Ridge (the transactions contemplated by the foregoing clauses (i) and (ii) the “Business Combination,” and together with the other transactions contemplated by the Business Combination Agreement, the “Transactions”).

Immediately prior to the closing of the Transactions, the net assets of Grey Rock Energy Fund, L.P., a Delaware limited partnership (“Fund I”), Grey Rock Energy Fund II, L.P., a Delaware limited partnership (“Fund II-A”), Grey Rock Energy Fund II-B, L.P., a Delaware limited partnership (“Fund II-B”) and Grey Rock Energy Fund II-B Holdings, L.P., a Delaware limited partnership (“Fund II-B Holdings”, and together with Fund II-A and Fund II-B, collectively, “Fund II”), and Grey Rock Energy Fund III-A, L.P., a Delaware limited partnership (“Fund III-A”), Grey Rock Energy Partners Fund III-B, L.P., a Delaware limited partnership (“Fund III-B”), and Grey Rock Energy Fund III-B Holdings, L.P., a Delaware limited partnership (“Fund III-B Holdings” and together with Fund III-A and Fund III-B, collectively, “Fund III” or “Predecessor”) were transferred (through various intermediary entities) to GREP (“GREP Formation Transaction”). Fund I, Fund II and Fund III are collectively referred to herein as, the “Funds”.

At the special meeting of ENPC stockholders held in connection with the Business Combination, of the 41,400,000 shares of ENPC Class A common stock, public stockholders of 39,343,496 shares of ENPC Class A common stock exercised their rights to have those shares redeemed for cash at a redemption price of approximately $10.07 per share, or an aggregate of approximately $396.1 million. The holders of membership interests in GREP (the “Existing GREP Members”) and their direct and indirect members were issued 130.0 million shares of Granite Ridge common stock at the closing. Upon consummation of the Business Combination, each public stockholder’s ENPC common stock and ENPC warrants were automatically converted into an equivalent number of shares of Granite Ridge common stock and Granite Ridge warrants as a result of the Transactions. At the effective time of the Mergers, (i) 495,357 shares of ENPC Class F common stock were converted to 1,238,393 shares of ENPC Class A common stock (of which an aggregate of 220,348 shares were subsequently forfeited pursuant to the terms of the Sponsor Agreement) and the remaining shares of ENPC Class F common stock outstanding were automatically cancelled for no consideration (the “ENPC Class F Conversion”) (ii) all other remaining shares of ENPC Class A common stock automatically cancelled without any conversion, payment or distribution (the “Sponsor Share Cancellation”) and (iii) all shares of ENPC Class B common stock outstanding were deemed transferred to ENPC and surrendered and forfeited for no consideration (the “ENPC Class B Contribution”). 220,348 of the 371,518 shares subject to vesting and forfeiture provisions were forfeited in January 2023.

Following the ENPC Class F Conversion, the Sponsor Share Cancellation, the ENPC Class B Contribution and the separation of the securities offered in ENPC’s initial public offering, which consisted of one share of Class A common stock and one-quarter of one ENPC warrant (“CAPSTM Separation”), each share of ENPC Class A common stock outstanding was automatically converted into one share of Granite Ridge common stock. Total aggregate investment by ENPC was $6.8 million, which amount represents total risk capital contributed by ENPC, including working capital loans that were forgiven.

Fund III, Fund I and Fund II were identified as entities under common control, in which all entities are ultimately controlled by the same party before and after the GREP Formation Transaction and therefore resulted in a change in reporting entity. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)  805-50-45-5, for transactions between entities under common control, the consolidated financial statements for periods prior to the GREP Formation Transaction have been adjusted to retrospectively combine the previously separate entities for presentation purposes.